Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Office equipment [Member] | Bottom of range [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Office equipment [Member] | Top of range [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	12 years
Fixtures and fittings [Member] | Bottom of range [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Fixtures and fittings [Member] | Top of range [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years